Submission	Jun. 13, 2025
Submission [Line Items]
Central Index Key	0000740260
Registrant Name	Ventas, Inc.
Registration File Number	333-277185
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES